Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Foreign currency translation
Total exchange gains/(losses)	$ (27,997)	¥ (192,491,000)	¥ 213,482,000	¥ (143,125,000)
Total foreign currency translation adjustments gains/(losses)	$ 392,231	2,696,784,000	(822,052,000)	943,616,000
Convenience translation
Convenience translation rate (RMB to USD)	6.8755				6.8755
Loan receivables, net
Provision for the doubtful loan receivables		0	0
Construction in progress
Amount of construction in progress	$ 953,198		3,196,516,000		¥ 6,553,712,000
Others, net
Foreign currency translation
Total exchange gains/(losses)		¥ (192,491,000)	213,482,000	¥ (143,125,000)
Minimum
Loan receivables, net
Loan periods extended range	1 month	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months	24 months
Electronic equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Electronic equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Vehicles
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic and warehouse equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic and warehouse equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Other non-current assets
Loan receivables, net
Loan receivables			¥ 243,624,000		¥ 105,455,000